RENTAL INCOME, NET - Schedule of Rental Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Rental Income Abstract
Rental income	$ 147,740	$ 131,147
Rental expense	(60,842)	(53,372)
Total rental income, net	$ 86,898	$ 77,775